Goodwill and Intangible Assets, Net Schedule of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 267,604	$ 267,604
Accumulated amortization	(62,533)	(43,365)
Net carrying amount	205,071	224,239
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	106,417	106,417
Accumulated amortization	(23,245)	(15,535)
Net carrying amount	83,172	90,882
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	94,692	94,692
Accumulated amortization	(33,228)	(24,388)
Net carrying amount	61,464	70,304
Dedicated acreage
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	53,350	53,350
Accumulated amortization	(4,439)	(2,661)
Net carrying amount	48,911	50,689
Collaborative arrangements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,884	11,884
Accumulated amortization	(601)	0
Net carrying amount	11,283	11,884
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,063	1,063
Accumulated amortization	(1,000)	(765)
Net carrying amount	63	298
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	198	198
Accumulated amortization	(20)	(16)
Net carrying amount	$ 178	$ 182